SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1
STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT TO RULE N-23C-1 DURING
REPORT FOR CALENDAR MONTH   DECEMBER 1997

                        THE GERMANY FUND, INC.
          (Name of registered closed-end investment company)

            				                 Approx. Asset
Date  	           # of    Price  Value or Approx.      Name of seller
of      Ident.   Shares    Per   Asset Coverage/Share      or of
Trans.  of Sec.  Purch.   Share  at Time of Purchase   Seller's Broker

12-1   		GF      14000   12.8125	    	15.49	            Deutsche Morgan
 										                                              Grenfell
12-2	   " "       9000   13.3417	    	15.53                   " "
12-3		  " "	     14000	  13.3259	    	15.57                   " "
12-3		  " "	     15000	  13.4167	    	15.57		                 " "
12-4		  " "	     14000	  13.375	      15.78                   " "
12-5		  " "	     14000	  13.4004     	15.87	                  " "
12-8		  " "	     11000	  13.4375	    	16.05	                  " "
12-8		  " "	     10000	  13.625	     	16.05		                 " "
12-9		  " "	     11000   13.4256	    	15.87		                 " "
12-10		 " "	     14000   13.35	      	15.65	              Weeden & Co.
12-11		 " "	       500	  13.375	     	16.65	                  " "
12-11		 " "	     14600	  13.3125	    	16.65		                 " "
12-11		 " "	     13800	  13.25	      	16.65		                 " "
12-11		 " "	      6500	  13.125	     	16.65		                 " "
12-15		 " "	       600	  13.25	      	15.61	                  " "
12-15		 " "	      1300	  13.1875	    	15.61	                  " "
12-16		 " "	      9000	  13.5625	     15.63		                 " "
12-16		 " "	     81100	  13.528	     	15.63		                 " "
12-17		 " "	      5600	  13.6025     	16.10		                 " "
12-18		 " "	      6000	  13.50	      	16.11		                 " "
12-22		 " "	     10000   13.25	      	15.63		                 " "
12-23		 " "	     10000   13.50	      	16.01		                 " "
12-23		 " "	     25000   13.6175	    	16.01		                 " "
12-29		 " "	     10000	  13.875	     	16.17		                 " "
12-30		 " "	      9900   13.905	     	16.25		                 " "
12-30		 " "	     19100	  14.261	     	16.25 	                 " "
								The Germany Fund, Inc.
 Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          1/12/98